Provisions (Narrative) (Details)	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [Member]
Statement [Line Items]
Provision estimates, discount rate used	1.43%	0.63%
Top of range [Member]
Statement [Line Items]
Provision estimates, discount rate used	2.74%	3.07%